Annual Total Returns - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	(1.78%)
Annual Return 2014	5.83%
Annual Return 2015	(0.60%)
Annual Return 2016	4.74%
Annual Return 2017	4.22%
Annual Return 2018	(0.53%)
Annual Return 2019	9.67%
Annual Return 2020	9.39%
Annual Return 2021	(0.61%)
Annual Return 2022	(12.96%)